Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2019

AFF50-QTLY-0220
1.843409.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $1,117,327)	1,120,000	1,117,447
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Advisor Series Equity Growth Fund (b)	5,400,828	$76,529,732
Fidelity Advisor Series Growth Opportunities Fund (b)	3,893,563	50,421,639
Fidelity Advisor Series Small Cap Fund (b)	3,207,791	37,178,296
Fidelity Series All-Sector Equity Fund (b)	3,391,725	35,172,184
Fidelity Series Commodity Strategy Fund (b)	9,535,049	45,386,831
Fidelity Series Large Cap Stock Fund (b)	8,453,573	133,904,594
Fidelity Series Large Cap Value Index Fund (b)	1,097,315	14,473,586
Fidelity Series Opportunistic Insights Fund (b)	3,947,839	71,455,888
Fidelity Series Small Cap Opportunities Fund (b)	3,360,334	47,044,678
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,852,327	87,161,597
Fidelity Series Value Discovery Fund (b)	6,338,480	86,139,939
TOTAL DOMESTIC EQUITY FUNDS
(Cost $580,549,493)		684,868,964

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	1,280,409	14,455,818
Fidelity Series Emerging Markets Fund (b)	1,691,062	16,504,764
Fidelity Series Emerging Markets Opportunities Fund (b)	7,206,371	148,667,446
Fidelity Series International Growth Fund (b)	7,227,300	126,622,291
Fidelity Series International Small Cap Fund (b)	1,614,780	27,951,844
Fidelity Series International Value Fund (b)	12,310,804	121,876,963
Fidelity Series Overseas Fund (b)	5,776,540	62,271,098
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $432,271,344)		518,350,224

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	837,404	8,039,077
Fidelity Series Floating Rate High Income Fund (b)	160,172	1,489,597
Fidelity Series High Income Fund (b)	968,905	9,291,802
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,586,058	25,989,880
Fidelity Series International Credit Fund (b)	56,651	571,042
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,722,765	32,797,560
Fidelity Series Real Estate Income Fund (b)	508,723	5,662,091
TOTAL BOND FUNDS
(Cost $83,475,696)		83,841,049

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	922,104	922,288
Fidelity Series Government Money Market Fund 1.65% (b)(d)	8,570,819	8,570,819
Fidelity Series Short-Term Credit Fund (b)	215,157	2,168,784
TOTAL SHORT-TERM FUNDS
(Cost $11,632,425)		11,661,891
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,109,046,285)		1,299,839,575
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(917,006)
NET ASSETS - 100%		$1,298,922,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	March 2020	$1,292,440	$24,045	$24,045
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	17	March 2020	1,731,025	(16,255)	(16,255)
TOTAL FUTURES CONTRACTS					$7,790

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $388,111.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,203
Total	$24,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$81,090,981	$15,625,389	$22,081,537	$9,367,553	$1,364,242	$530,657	$76,529,732
Fidelity Advisor Series Growth Opportunities Fund	59,408,997	15,558,634	20,731,976	11,494,359	4,531,762	(8,345,778)	50,421,639
Fidelity Advisor Series Small Cap Fund	36,325,479	4,766,508	7,576,612	1,083,868	(184,752)	3,847,673	37,178,296
Fidelity Series All-Sector Equity Fund	37,575,763	5,367,260	10,501,032	2,530,610	(789,701)	3,519,894	35,172,184
Fidelity Series Canada Fund	10,594,107	3,646,147	923,127	319,126	15,470	1,123,221	14,455,818
Fidelity Series Commodity Strategy Fund	27,993,656	20,302,442	2,967,577	655,256	(408,165)	466,475	45,386,831
Fidelity Series Emerging Markets Debt Fund	7,163,841	1,389,854	524,705	324,671	(2,077)	12,164	8,039,077
Fidelity Series Emerging Markets Fund	10,979,648	6,000,377	635,646	357,528	(6,191)	166,576	16,504,764
Fidelity Series Emerging Markets Opportunities Fund	102,421,835	37,979,228	5,727,983	3,528,317	14,582	13,979,784	148,667,446
Fidelity Series Floating Rate High Income Fund	1,394,196	212,443	121,621	64,178	(157)	4,736	1,489,597
Fidelity Series Government Money Market Fund 1.65%	8,078,560	17,747,193	17,254,934	161,645	--	--	8,570,819
Fidelity Series High Income Fund	11,909,642	1,173,103	3,981,782	445,152	(115,535)	306,374	9,291,802
Fidelity Series Inflation-Protected Bond Index Fund	3,269,858	23,320,483	583,086	301,103	(130)	(17,245)	25,989,880
Fidelity Series International Credit Fund	527,447	33,584	--	33,583	--	6,737	571,042
Fidelity Series International Growth Fund	104,879,771	13,685,290	8,166,961	4,444,067	74,839	16,149,352	126,622,291
Fidelity Series International Small Cap Fund	24,135,150	3,374,172	2,337,644	1,145,633	(49,968)	2,830,134	27,951,844
Fidelity Series International Value Fund	98,172,520	23,926,322	7,382,702	4,746,785	(26,248)	7,187,071	121,876,963
Fidelity Series Investment Grade Bond Fund	7,243,540	3,018,519	10,656,751	135,246	515,700	(121,008)	--
Fidelity Series Large Cap Stock Fund	134,589,392	19,943,132	31,237,721	9,396,380	(306,564)	10,916,355	133,904,594
Fidelity Series Large Cap Value Index Fund	14,718,574	2,032,020	3,200,733	857,052	104,298	819,427	14,473,586
Fidelity Series Long-Term Treasury Bond Index Fund	40,183,907	11,842,612	19,602,666	2,950,301	1,274,481	(900,774)	32,797,560
Fidelity Series Opportunistic Insights Fund	75,302,800	11,603,284	18,362,828	5,845,334	(266,683)	3,179,315	71,455,888
Fidelity Series Overseas Fund	--	58,242,465	--	217,366	--	4,028,633	62,271,098
Fidelity Series Real Estate Income Fund	5,145,657	795,371	384,459	330,098	(3,738)	109,260	5,662,091
Fidelity Series Short-Term Credit Fund	2,207,545	1,444,089	1,511,166	51,235	5,665	22,651	2,168,784
Fidelity Series Small Cap Opportunities Fund	46,520,436	7,388,885	8,687,757	3,152,400	(186,843)	2,009,957	47,044,678
Fidelity Series Stock Selector Large Cap Value Fund	87,997,014	11,101,475	18,695,510	4,142,968	(976,311)	7,734,929	87,161,597
Fidelity Series Value Discovery Fund	85,952,601	9,993,679	17,150,611	3,254,105	(216,244)	7,560,514	86,139,939
Total	$1,125,782,917	$331,513,960	$240,989,127	$71,335,919	$4,361,732	$77,127,084	$1,297,799,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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